Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale	6 Months Ended
Oct. 31, 2023
Assets Classified as Held for Sale/ Liabilities Associated with Assets Classified as Held for Sale [Abstract]
ASSETS CLASSIFIED AS HELD FOR SALE/ LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE
15.	ASSETS CLASSIFIED AS HELD FOR SALE/ LIABILITIES ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

In April 2023, the Company entered into an agreement to dispose of part of its digital solutions services — financial services. In October 2023, the Company intended to dispose of part of its hotel operations, hospitality and VIP services. The assets and liabilities attributable to these businesses, which are expected to be sold within twelve months, have been classified as disposal groups held for sale and are presented separately in the consolidated statement of financial position (see below). The disposal group is part of the Group’s digital solutions services — financial services segment as of April 30, 2023 and October 31, 2023 and part of hotel operations, hospitality and VIP services as of October 31, 2023. The net proceeds of disposal are expected to exceed the net carrying amount of the relevant assets and liabilities and accordingly, no impairment loss has been recognized. Both disposal groups are disposed subsequently to October 31, 2023.

The major classes of assets and liabilities of the disposal groups classified as held for sale are as follows:

	As of April 30, 2023	As of October 31, 2023
	US$	US$
Goodwill	7,484	7,500
Property, plant and equipment	3	62,953
Intangible assets	3,505	3,099
Accounts receivable	27	530
Prepayments, deposits and other receivables	1	214
Due from a minority shareholder of subsidiaries	—	2,182
Fiduciary bank balances	330	321
Cash and cash equivalents	731	246
Total assets classified as held for sale	12,081	77,045

Client’s monies held on trust	(23)	—
Accounts payable	—	(484)
Due to AMTD Group	—	(15,233)
Other payables and accruals	(408)	(1,668)
Deferred tax liability	(599)	(527)
Total liabilities associated with assets classified as held for sale	(1,030)	(17,912)